CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)		Share capital [member] CNY (¥)	Share capital [member] USD ($)	[2]	Share premium [member] CNY (¥)	Share premium [member] USD ($)	[2]	Statutory surplus reserve [member] CNY (¥)	Statutory surplus reserve [member] USD ($)	[2]	Discretionary surplus reserve [member] CNY (¥)	Discretionary surplus reserve [member] USD ($)	[2]	Other reserves [member] CNY (¥)	Other reserves [member] USD ($)	[2]	Retained earnings [member] CNY (¥)	Retained earnings [member] USD ($)	[2]	Total [member] CNY (¥)	Total [member] USD ($)	[2]	Non-controlling interests [member] CNY (¥)	Non-controlling interests [member] USD ($)	[2]
Special reserve - Safety Production Fund (Note 23)																¥ 0
Balance at beginning of year at Dec. 31, 2018	¥ 28,816,329			¥ 7,083,537			¥ 11,562,657			¥ 2,702,161			¥ 304,059			181,941			¥ 7,017,944			¥ 28,852,299			¥ (35,970)
Total comprehensive income for the year, net of tax	747,964			0			0			0			0			0			748,439			748,439			(475)
Profit (Loss) for the year	747,964			0			0			0			0			0			748,439			748,439			(475)
Other comprehensive income	0			0			0			0			0			0			0			0			0
Appropriation	0			0			0			0			0			264,871			(264,871)			0			0
Utilization	0			0			0			0			0			(264,871)			264,871			0			0
Appropriations from retained earnings (Note 23)	0			0			0			78,264			0			0			(78,264)			0			0
Transaction with owners:	(425,012)			0			0			0			0			0			(425,012)			(425,012)			0
Dividends relating to the year	(425,012)			0			0			0			0			0			(425,012)			(425,012)			0
Balance at end of year at Dec. 31, 2019	29,139,281			7,083,537			11,562,657			2,780,425			304,059			181,941			7,263,107			29,175,726			(36,445)
Special reserve - Safety Production Fund (Note 23)	0			0			0			0			0			0			0			0			0
Total comprehensive income for the year, net of tax	(558,100)			0			0			0			0			0			(557,876)			(557,876)			(224)
Profit (Loss) for the year	(558,100)			0			0			0			0			0			(557,876)			(557,876)			(224)
Other comprehensive income	0			0			0			0			0			0			0			0			0
Appropriation	0			0			0			0			0			281,277			(281,277)			0			0
Utilization	0			0			0			0			0			(281,277)			281,277			0			0
Appropriations from retained earnings (Note 23)	0			0			0			0			0			0			0			0			0
Transaction with owners:	(425,012)			0			0			0			0			0			(425,012)			(425,012)			0
Dividends relating to the year	(425,012)			0			0			0			0			0			(425,012)			(425,012)			0
Balance at end of year at Dec. 31, 2020	28,156,169			7,083,537			11,562,657			2,780,425			304,059			181,941			6,280,219			28,192,838			(36,669)
Special reserve - Safety Production Fund (Note 23)	0			0			0			0			0			0			0			0			0
Total comprehensive income for the year, net of tax	(973,963)	$ (152,836)	[1]	0			0			0			0			0			(973,119)			(973,119)			(844)
Profit (Loss) for the year	(973,963)	(152,836)	[1]	0			0			0			0			0			(973,119)			(973,119)			(844)
Other comprehensive income	0	0	[1]	0			0			0			0			0			0			0			0
Appropriation	126,524			0			0			0			0			126,524			0			126,524			0
Utilization	(114,640)			0			0			0			0			(114,640)			0			(114,640)			0
Appropriations from retained earnings (Note 23)	0			0			0			0			0			0			0			0			0
Others (Note 11)	10,346			0			0			0			0			10,346			0			10,346			0
Balance at end of year at Dec. 31, 2021	27,204,436	$ 4,268,970	[2]	7,083,537	$ 1,111,562		11,562,657	$ 1,814,433		2,780,425	$ 436,310		304,059	$ 47,713		204,171	$ 32,039		5,307,100	$ 832,800		27,241,949	$ 4,274,857		(37,513)	$ (5,887)
Special reserve - Safety Production Fund (Note 23)	¥ 11,884			¥ 0			¥ 0			¥ 0			¥ 0			¥ 11,884			¥ 0			¥ 11,884			¥ 0
Closing foreign exchange rate	6.3726	6.3726

[1]	Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.3726, the certified exchange rates for December 30, 2021 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 30, 2021or on any other date.
[2]	Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.3726, the certified exchange rates for December 30, 2021 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 30, 2021 or on any other date.